INITIAL PUBLIC OFFERING (Details) - USD ($)		4 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	50,000,000
Purchase price, per unit	$ 10.00
Amount of Gross proceed from sale of units (in Dollars)	$ 500,000,000
Number of warrants in a unit	0.33
Exercise price of warrants	$ 11.50
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Common stock, par value	$ 0.0001
Number of shares for each warrant	1
Initial Public Offering | Public warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	0.33
Initial Public Offering | Public warrants | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares for each warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold		7,500,000
Purchase price, per unit	$ 10.00